Loans	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2014 and December 31, 2013 was as follows:

	12/31/2014			12/31/2013
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$856,535	$3,218	$859,753	$825,432	$3,079	$828,511
Commercial real estate *	1,069,637	3,546	1,073,183	1,112,273	3,765	1,116,038
Construction real estate:
SEPH commercial land and development *	2,195	—	2,195	5,846	2	5,848
Remaining commercial	115,139	300	115,439	110,842	263	111,105
Mortgage	31,148	72	31,220	31,882	96	31,978
Installment	7,322	23	7,345	7,546	26	7,572
Residential real estate:
Commercial	417,612	1,038	418,650	407,387	904	408,291
Mortgage	1,189,709	1,548	1,191,257	1,144,754	1,559	1,146,313
HELOC	216,915	803	217,718	213,565	870	214,435
Installment	27,139	97	27,236	33,841	132	33,973
Consumer	893,160	2,967	896,127	723,733	2,775	726,508
Leases	3,171	17	3,188	3,404	23	3,427
Total loans	$4,829,682	$13,629	$4,843,311	$4,620,505	$13,494	$4,633,999
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $9.4 million at December 31, 2014 and $7.3 million at December 31, 2013, which represented a net deferred income position in both years.

Overdrawn deposit accounts of $2.3 million and $3.3 million have been reclassified to loans at December 31, 2014 and 2013, respectively.

Credit Quality
The following table presents the recorded investment in nonaccrual loans, accruing troubled debt restructurings, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2014 and December 31, 2013:

	12/31/2014
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$18,826	$297	$229	$19,352
Commercial real estate	19,299	2,690	—	21,989
Construction real estate:
SEPH commercial land and development	2,078	—	—	2,078
Remaining commercial	5,558	51	—	5,609
Mortgage	59	94	9	162
Installment	115	125	—	240
Residential real estate:
Commercial	24,336	594	—	24,930
Mortgage	21,869	10,349	1,329	33,547
HELOC	1,879	630	9	2,518
Installment	1,743	779	—	2,522
Consumer	4,631	723	1,133	6,487
Total loans	$100,393	$16,332	$2,709	$119,434

	12/31/2013
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$20,633	$107	$80	$20,820
Commercial real estate	39,588	2,234	2	41,824
Construction real estate:
SEPH commercial land and development	4,777	—	—	4,777
Remaining commercial	10,476	306	—	10,782
Mortgage	87	97	—	184
Installment	39	192	—	231
Residential real estate:
Commercial	32,495	913	—	33,408
Mortgage	20,564	11,708	549	32,821
HELOC	2,129	751	—	2,880
Installment	965	885	80	1,930
Consumer	3,463	1,616	1,016	6,095
Total loans	$135,216	$18,809	$1,727	$155,752

The following table provides additional information regarding those nonaccrual and accruing troubled debt restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2014 and December 31, 2013.

	12/31/2014			12/31/2013
(In thousands)	Nonaccrual and accruing troubled debt restructurings	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing troubled debt restructurings	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$19,123	$19,106	$17	$20,740	$20,727	$13
Commercial real estate	21,989	21,989	—	41,822	41,822	—
Construction real estate:
SEPH commercial land and development	2,078	2,078	—	4,777	4,777	—
Remaining commercial	5,609	5,609	—	10,782	10,782	—
Mortgage	153	—	153	184	—	184
Installment	240	—	240	231	—	231
Residential real estate:
Commercial	24,930	24,930	—	33,408	33,408	—
Mortgage	32,218	—	32,218	32,272	—	32,272
HELOC	2,509	—	2,509	2,880	—	2,880
Installment	2,522	—	2,522	1,850	—	1,850
Consumer	5,354	—	5,354	5,079	799	4,280
Total loans	$116,725	$73,712	$43,013	$154,025	$112,315	$41,710

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or the present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2014 and December 31, 2013.

	12/31/2014			12/31/2013
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$30,601	$17,883	$—	$22,429	$12,885	$—
Commercial real estate	27,923	20,696	—	56,870	34,149	—
Construction real estate:
SEPH commercial land and development	11,026	2,078	—	23,722	4,777	—
Remaining commercial	1,427	391	—	8,429	6,872	—
Residential real estate:
Commercial	25,822	23,352	—	36,709	31,461	—
Consumer	—	—	—	799	799	—
With an allowance recorded
Commercial, financial and agricultural	1,251	1,223	981	12,616	7,842	3,268
Commercial real estate	1,310	1,293	262	7,966	7,673	5,496
Construction real estate:
Remaining commercial	5,218	5,218	1,812	3,909	3,910	1,132
Residential real estate:
Commercial	1,578	1,578	605	2,129	1,947	555
Consumer	—	—	—	—	—	—
Total	$106,156	$73,712	$3,660	$175,578	$112,315	$10,451

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2014 and December 31, 2013, there were $32.4 million and $58.1 million, respectively, of partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $45,000 and $5.2 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2014 and 2013, of $3.7 million and $10.5 million, respectively. These loans with specific reserves had a recorded investment of $9.3 million and $21.4 million as of December 31, 2014 and 2013, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis only when Park expects to receive the entire recorded investment of the loan. The following tables present the average recorded investment and interest income recognized subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2014, 2013, and 2012:

		Year ended December 31, 2014
(In thousands)	Recorded Investment as of December 31, 2014	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$19,106	$19,518	$360
Commercial real estate	21,989	31,945	1,027
Construction real estate:
SEPH commercial land and development	2,078	3,658	146
Remaining commercial	5,609	8,784	61
Residential real estate:
Commercial	24,930	28,306	1,084
Consumer	—	403	—
Total	$73,712	$92,614	$2,678

		Year ended December 31, 2013
(In thousands)	Recorded Investment as of December 31, 2013	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,727	$20,523	$412
Commercial real estate	41,822	41,426	1,151
Construction real estate:
SEPH commercial land and development	4,777	8,723	—
Remaining commercial	10,782	17,829	616
Residential real estate:
Commercial	33,408	34,972	461
Consumer	799	616	—
Total	$112,315	$124,089	$2,640

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

The following tables present the aging of the recorded investment in past due loans as of December 31, 2014 and December 31, 2013 by class of loan.

	12/31/2014
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$6,482	$7,508	$13,990	$845,763	$859,753
Commercial real estate	808	8,288	9,096	1,064,087	1,073,183
Construction real estate:
SEPH commercial land and development	—	2,068	2,068	127	2,195
Remaining commercial	166	77	243	115,196	115,439
Mortgage	39	68	107	31,113	31,220
Installment	21	25	46	7,299	7,345
Residential real estate:
Commercial	250	19,592	19,842	398,808	418,650
Mortgage	11,146	10,637	21,783	1,169,474	1,191,257
HELOC	262	387	649	217,069	217,718
Installment	596	464	1,060	26,176	27,236
Consumer	11,304	3,818	15,122	881,005	896,127
Leases	—	—	—	3,188	3,188
Total loans	$31,074	$52,932	$84,006	$4,759,305	$4,843,311
* Includes $2.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	12/31/2013
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$1,233	$13,275	$14,508	$814,003	$828,511
Commercial real estate	2,168	18,274	20,442	1,095,596	1,116,038
Construction real estate:
SEPH commercial land and development	—	4,242	4,242	1,606	5,848
Remaining commercial	—	3,463	3,463	107,642	111,105
Mortgage	264	75	339	31,639	31,978
Installment	207	14	221	7,351	7,572
Residential real estate:
Commercial	900	5,659	6,559	401,732	408,291
Mortgage	13,633	11,829	25,462	1,120,851	1,146,313
HELOC	571	402	973	213,462	214,435
Installment	696	436	1,132	32,841	33,973
Consumer	12,143	3,941	16,084	710,424	726,508
Leases	—	—	—	3,427	3,427
Total loans	$31,815	$61,610	$93,425	$4,540,574	$4,633,999

* Includes $1.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2014 and 2013 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans on a scale from 1 to 8. Credit grades are continuously monitored by the responsible loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans that are pass-rated are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that require management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or the value of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that Park will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged off.
The tables below present the recorded investment by loan grade at December 31, 2014 and December 31, 2013 for all commercial loans:

	12/31/2014
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$1,874	$1,201	$19,123	$837,555	$859,753
Commercial real estate*	8,448	1,712	21,989	1,041,034	1,073,183
Construction real estate:
SEPH commercial land and development*	—	—	2,078	117	2,195
Remaining commercial	3,349	57	5,609	106,424	115,439
Residential real estate:
Commercial	2,581	598	24,930	390,541	418,650
Leases	—	—	—	3,188	3,188
Total Commercial Loans	$16,252	$3,568	$73,729	$2,378,859	$2,472,408

* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans was an immaterial amount of consumer loans that were not broken out by class.

	12/31/2013
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$6,055	$532	$20,740	$801,184	$828,511
Commercial real estate*	11,591	1,525	41,822	1,061,100	1,116,038
Construction real estate:
SEPH commercial land and development*	354	—	4,777	717	5,848
Remaining commercial	6,858	244	10,782	93,221	111,105
Residential real estate:
Commercial	5,033	397	33,408	369,453	408,291
Leases	—	—	—	3,427	3,427
Total Commercial Loans	$29,891	$2,698	$111,529	$2,329,102	$2,473,220

* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans was an immaterial amount of consumer loans that were not broken out by class.

Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession to the borrower as part of a modification or in the loan renewal process. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed in accordance with the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the years ended December 31, 2014 and December 31, 2013 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

Management reviews renewals/modifications of loans previously identified as TDRs to consider if it is appropriate to remove the TDR classification. If the borrower is no longer experiencing financial difficulty and the renewal/modification does not contain a concessionary interest rate or other concessionary terms, management considers the potential removal of the TDR classification. If deemed appropriate, the TDR classification is removed as the borrower has complied with the terms of the loan at the date of the renewal/modification and there was a reasonable expectation that the borrower would continue to comply with the terms of the loan subsequent to the date of the renewal/modification. The majority of these TDRs were originally considered restructurings in a prior year as a result of a renewal/modification with an interest rate that was not commensurate with the risk of the underlying loan at the time of the renewal/modification. During the years ended December 31, 2014 and 2013, Park removed the TDR classification on $2.5 million and $7.7 million, respectively, of loans that met the requirements discussed above.

At December 31, 2014 and 2013, there were $47.5 million and $76.3 million, respectively, of TDRs included in the nonaccrual loan totals. At December 31, 2014 and 2013, $15.7 million and $50.6 million of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2014 and 2013, there were $16.3 million and $18.8 million, respectively, of TDRs included in accruing loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future.

At December 31, 2014 and 2013, Park had commitments to lend $1.4 million and $4.0 million, respectively, of additional funds to borrowers whose outstanding loan terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2014 and 2013 was $2.4 million and $7.5 million, respectively. Modifications made in 2013 and 2014 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $0.7 million were recorded during the year ended December 31, 2014, as a result of TDRs identified in the 2014 year. Additional specific reserves of $1.1 million were recorded during the year ended December 31, 2013 as a result of TDRs identified in the 2013 year.

The terms of certain other loans were modified during the years ended December 31, 2014 and 2013 that did not meet the definition of a TDR. Modified/renewed substandard commercial loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2014 and 2013 of $987,000 and $878,000, respectively. The renewal/modification of these loans: (1) involved a renewal/modification of the terms of a loan to a borrower who was not experiencing financial difficulties, (2) resulted in a delay in a payment that was considered to be insignificant, or (3) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Modified consumer loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2014 and 2013 of $19.9 million and $24.2 million, respectively. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2014 and 2013 as well as the recorded investment of these contracts at December 31, 2014 and 2013. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically provide for forgiveness of principal.

	Year ended December 31, 2014
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	30	$292	$431	$723
Commercial real estate	11	1,184	1,254	2,438
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	—	206	206
Mortgage	—	—	—	—
Installment	2	—	56	56
Residential real estate:
Commercial	9	—	866	866
Mortgage	46	32	2,325	2,357
HELOC	10	85	241	326
Installment	10	109	12	121
Consumer	330	244	1,058	1,302
Total loans	450	$1,946	$6,449	$8,395

	Year ended December 31, 2013
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	34	$7	$1,334	$1,341
Commercial real estate	22	—	8,563	8,563
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	3	—	98	98
Mortgage	—	—	—	—
Installment	4	26	25	51
Residential real estate:
Commercial	15	—	2,552	2,552
Mortgage	62	1,967	2,278	4,245
HELOC	16	175	—	175
Installment	13	113	179	292
Consumer	327	805	345	1,150
Total loans	496	$3,093	$15,374	$18,467

Of those loans which were modified and determined to be a TDR during the year ended December 31, 2014, $0.7 million were on nonaccrual status as of December 31, 2013. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2013, $5.5 million were on nonaccrual status as of December 31, 2012.

The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2014 and December 31, 2013. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2014		Year ended December 31, 2013
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	4	$206	11	$771
Commercial real estate	1	302	11	2,839
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	—	—	—	—
Mortgage	—	—	—	—
Installment	—	—	1	10
Residential real estate:
Commercial	1	3	4	1,683
Mortgage	14	810	26	1,533
HELOC	2	160	—	—
Installment	2	12	5	72
Consumer	62	516	74	471
Leases	—	—	—	—
Total loans	86	$2,009	$132	$7,379

Of the $2.0 million in modified TDRs which defaulted during the year ended December 31, 2014, $314,000 were accruing loans and $1.7 million were nonaccrual loans. Of the $7.4 million in modified TDRs which defaulted during the year ended December 31, 2013, $397,000 were accruing loans and $7.0 million were nonaccrual loans.

Management transfers a loan to OREO at the time that Park takes deed/title of the asset. At December 31, 2014 and 2013, Park had $22.6 million and $34.6 million, respectively, of OREO.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB. As of December 31, 2014 and 2013, credit exposure aggregating approximately $45.7 million and $49.7 million, respectively, was outstanding to such parties. Of this total exposure, approximately $36.0 million and $37.7 million were outstanding at December 31, 2014 and 2013, respectively, with the remaining balance representing available credit. During 2014, new loans and advances on existing loans were made to these executive officers, directors and related entities totaling $6.0 million and $6.4 million, respectively. These extensions of credit were offset by payments of $14.1 million. During 2013, new loans and advances on existing loans were $547,000 and $11.9 million, respectively. These extensions of credit were offset by payments of $10.0 million.